Structured entities - Unconsolidated structured entities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unconsolidated structured entities
Unconsolidated structured entities
Assets recognised related to structured entities	£ 1,088	£ 33
Liquidity facilities/loan commitments	55
Guarantees		7
Total exposure	1,143	40
Assets transferred to sponsored entities	0	0
Income arising from sponsored entities	0	0
Unconsolidated structured entities | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities		(10)
Unconsolidated structured entities | Loans and advances to customers
Unconsolidated structured entities
Assets recognised related to structured entities	29	35
Unconsolidated structured entities | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities		8
Asset backed securitisation vehicles
Unconsolidated structured entities
Assets recognised related to structured entities	1,059	34
Total exposure	1,059	34
Asset backed securitisation vehicles | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities		(9)
Asset backed securitisation vehicles | Loans and advances to customers
Unconsolidated structured entities
Assets recognised related to structured entities		35
Asset backed securitisation vehicles | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities		8
Investment funds and other
Unconsolidated structured entities
Assets recognised related to structured entities	29
Liabilities recognised related to structured entities		(1)
Liquidity facilities/loan commitments	55
Guarantees		7
Total exposure	84	6
Investment funds and other | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities		£ (1)
Investment funds and other | Loans and advances to customers
Unconsolidated structured entities
Assets recognised related to structured entities	29
Debt securities | Unconsolidated structured entities
Unconsolidated structured entities
Assets recognised related to structured entities	1,059
Debt securities | Asset backed securitisation vehicles
Unconsolidated structured entities
Assets recognised related to structured entities	£ 1,059